Employee Benefit Plans (Benefit Payments Expected Future Service) (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2018	$ 373
2019	378
2020	402
2021	418
2022	434
2023-2027	2,437
Pension Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
2018	35
2019	37
2020	38
2021	39
2022	41
2023-2027	214
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2018	99
2019	101
2020	102
2021	102
2022	102
2023-2027	486
Other Postretirement Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
2018	19
2019	19
2020	20
2021	20
2022	20
2023-2027	$ 94